Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Feb. 13, 2015 USD ($)
Advances for drilling units under construction	$ 0	$ 545,469
Allowance for doubtful receivables	13,526	22,368	$ 117,438
Capitalized interest	27,718	28,265	26,055
Amortization and write off of financing costs	61,212	21,040	24,033
Impairment loss	$ 1,048,828	3,776,338	414,986
Number of reportable segments	1
Net income/ (loss)	$ (5,402)	$ (3,241,518)	$ 80,014
Earnings/(loss) per common share, basic and diluted | $ / shares	$ (0.21)	$ (307,602.77)	$ 5,227.36
Effect of the change in accounting estimate
Net income/ (loss)	$ (14,469)
Earnings/(loss) per common share, basic and diluted | $ / shares	$ (0.57)
Bare deck
Useful life	30 years
Cumulative installment payments made to Samsung
Advances for drilling units under construction	$ 466,258
Number of vessels	2
Drilling Units
Depreciation method	Straight-line basis
Number of vessels	1	8	2
Impairment loss	$ 473,343	$ 3,658,815	$ 414,986
Interval between drilling units special survey	5 years
Ocean Rig Amorgos
Impairment loss		92,371
Ocean Rig Santorini and Ocean Rig Crete
Number of vessels	2
Impairment loss	$ 573,162
Drilling units as held and used
Number of vessels	2
Impairment loss due to reclassification	$ 2,323
Minimum | Other asset parts
Useful life	5 years
Maximum | Other asset parts
Useful life	30 years
Cash flow hedge for interest capitalized on drilling units impaired
Impairment loss		25,152
VIE Supportive to the drilling operation
VIE, total assets	$ 15,029	23,227
VIE, total liabillities	92,622	86,119
VIE, net assets	(77,593)	(62,892)
$462 million Senior Secured Credit Facility
Line of Credit Facility, Maximum Borrowing Capacity	$ 462,000	$ 462,000		$ 475,000